Schedule of Outstanding Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Loans payable	$ 661	$ 754	$ 3,608
Long- term loans payable	176	220
Total	837	974	9,379
Convertible notes at fair value			3,452
Loans Payable [Member]
Short-Term Debt [Line Items]
Stock repurchase loan	121	118	329
Insurance premium loan	190	286	287
Extension loans	350	350	2,992
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Extension loans	13	26
Stock repurchase loan	$ 163	194
PIPE Notes [Member]
Short-Term Debt [Line Items]
Convertible notes at fair value			1,734
Yorkville Note [Member]
Short-Term Debt [Line Items]
Convertible notes at fair value			1,718
Related Party Loans [Member]
Short-Term Debt [Line Items]
Convertible			1,600
Non-convertible			719
Related party loans			$ 2,319